PUTNAM
OTC EMERGING
GROWTH FUND

ANNUAL REPORT

July 31, 1995

[LOGO]
BOSTON * LONDON * TOKYO

PERFORMANCE HIGHLIGHTS

Putnam OTC Emerging Growth Fund has been a consistent top-quartile performer. Lipper Analytical Services ranked the fund's class A shares in the top 25% of its small-company growth fund category for three key performance periods ended July 31, 1995: one year (40 of 272 funds), five years (17 of 77 funds), and 10 years (3 of 35 funds).*

"Small-company stock funds started to flex their muscles in the  first half  and could have a strong showing the rest of 1995.... It was  the powerful run in technology stocks that helped perk up some small-cap funds. Many small-cap funds have a high percentage of tech stocks because of tech companies' rapid revenue and earnings growth."

-- The Detroit News, July 12, 1995

FISCAL 1995 RESULTS AT A GLANCE

                             CLASS A          CLASS B          CLASS M
TOTAL RETURN:            NAV     POP      NAV    CDSC     NAV      POP
----------------------------------------------------------------------
--
(change in value during
period plus reinvested
distributions)
12 months ended
7/31/95               51.32%  42.61%   50.13%  45.13%      --       --
Life of class M           --      --       --      --  37.79%   33.00%
----------------------------------------------------------------------
--
                             CLASS A          CLASS B          CLASS M
SHARE VALUE:             NAV     POP              NAV     NAV      POP
----------------------------------------------------------------------
--
7/31/94               $10.15  $10.77   $10.06              --       --
12/2/94                   --      --       --          $11.10   $11.50
7/31/95                14.17   15.03    13.92           14.11    14.62
----------------------------------------------------------------------
--
                                              LONG-TERM
DISTRIBUTIONS:        NO.         INCOME  CAPITAL GAINS          TOTAL
----------------------------------------------------------------------
--
Class A                 1            --          $0.857         $0.857
Class B                 1            --           0.857          0.857
Class M                 1            --           0.857          0.857
----------------------------------------------------------------------
--

Performance data represent past results, is no guarantee of future results, and will differ for each share class. For performance over longer periods, see pages 9 and 10. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares, which became effective 12/2/94. CDSC assumes 5% maximum contingent deferred sales charge for class B shares, which became effective 7/15/93.

* Lipper Analytical Services is an independent research firm whose rankings vary over time and do not include the effects of sales charges. Class B shares were ranked 43 of 272 funds for one-year performance as of 7/31/95 and were not tracked for longer periods. Past performance is not indicative of future results.

FROM THE CHAIRMAN
                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA
DEAR SHAREHOLDER:

THE STOCK MARKET'S ROBUST RISE DURING THE FIRST HALF OF 1995 HAS LED SOME ANALYSTS TO BRACE FOR A DECLINE AND OTHERS TO ANTICIPATE EVEN GREATER STRENGTH. WE TAKE MORE OF A MIDDLE VIEW. ALTHOUGH WE THINK THE PACE OF THE RISE IS PROBABLY UNSUSTAINABLE, WE BELIEVE A MODERATE SHORT-TERM CORRECTION, FOLLOWED BY A PERIOD OF UNSETTLED PERFORMANCE, IS A MORE LIKELY DEVELOPMENT.

OUR ASSESSMENT IS BASED ON THE SLOWING ECONOMY'S IMPACT ON CORPORATE EARNINGS. EARNINGS DECLINES TEND TO MAKE INVESTORS SKITTISH, AND THERE ARE LIKELY TO BE SOME DISAPPOINTMENTS OVER THE NEXT FEW MONTHS.

HOWEVER, LOWER INTEREST RATES SHOULD EVENTUALLY STIMULATE THE ECONOMY, PROBABLY SOME TIME NEXT YEAR. RISING U.S. CORPORATE CASH FLOWS AND
PROFITS OF U.S. CORPORATIONS, AUGMENTED BY FOREIGN INVESTORS' PURCHASES OF BARGAIN-PRICED U.S. STOCKS, MAY LEAD TO THE NEXT LEG OF A BULL MARKET.

IN THE FOLLOWING REPORT, FUND MANAGER JAMES CALLINAN REVIEWS YOUR FUND'S PERFORMANCE DURING THE FISCAL YEAR ENDED JULY 31, 1995, AND PRESENTS HIS OUTLOOK FOR THE FISCAL YEAR AHEAD.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
SEPTEMBER 20, 1995

REPORT FROM THE FUND MANAGER
JAMES L. CALLINAN

The stock market rose to several record highs during the fiscal year ended July 31, 1995, but Putnam OTC Emerging Growth Fund soared well above them. Your fund's high-technology emphasis helped propel class A share performance for the year to an extraordinary 51.32% at net asset value (NAV) -- nearly double the 26.03% return reported for the Standard & Poor's((Registered Trademark)) 500 Index over the same period. Results at public offering price, as well as results for class B and class M shares, were also impressive. For longer-term performance information, see pages 9 and 10.

THE MOST OF A FAVORABLE ENVIRONMENT

Small-capitalization stocks -- the majority of your fund's holdings-- strengthened dramatically over the second half of the fiscal year. Within the small-cap universe, we concentrate on stocks characterized by rapid earnings growth and proprietary operating advantages, often a reflection of a company's ability to exploit a specific market niche.

During periods of broad market strength, the achievements of small- and mid-cap companies may be obscured by the successes of their larger brethren. But when the economy slows and interest rates decline, small-cap stocks often come into their own, as slower overall growth highlights their relatively swift progress.

The dollar's strengthening has had an effect as well; while it was weak relative to other currencies, larger multinational companies were able to translate foreign profits into significant earnings gains. Results for smaller companies, which tend to have less international exposure, paled by comparison. But now, to some extent, the shoe is on the other foot.

Falling interest rates have also contributed to the favorable climate for smaller companies, which tend to do more short-term borrowing than their larger siblings. In such an environment, your fund's focus on quality companies with demonstrated ability to meet or exceed earnings estimates has produced outstanding results.

A TECHNOLOGY TOUR DE FORCE

The extraordinary momentum of technology stocks over the past few months has been fueled by the growth of a nationwide data communications network, increased consumer use of Internet and software technology, and corporate adoption of distributed computing. Not surprisingly, your fund's technology position, encompassing computer software, on-line and other computer services, networking and telecommunications equipment and semiconductors, was the largest sector group in the portfolio at fiscal year's end.

U.S. Robotics, one of the country's leading manufacturers of modems, is one of our most successful technology holdings -- the stock has more than doubled in price since our first purchase in January 1995. Given the increasing popularity of personal computers, the growing rate of PC users who also use modems, and the current modem upgrade cycle from speeds of 9600 bits per second (bps) and 14,400 bps to
28,800 bps and above, we believe the company's potential for continuing growth could well exceed past achievements.

We are concentrating software holdings in two different areas. Both offer strong growth potential, but for different reasons.

Consumer entertainment software, chiefly CD-ROM games, has been growing at a rate of approximately 40% a year, and as

[BAR CHART]

TOP INDUSTRY SECTORS*
----------------------------------------------------------------------
--
TECHNOLOGY (41.3%)
Computer software                                                14.3%
Networking equipment                                             11.6%
Computer services                                                 7.9%
Semiconductors                                                    7.5%
OTHER
Health care services/HMOs                                        11.0%
Broadcasting                                                      6.7%
Medical equipment                                                 4.5%
Wireless communications                                           4.1%
Business services                                                 3.4%

* Based on net assets on 7/31/95. Holding will vary over time.

more adults become attracted to this highly affordable form of recreation, growth could move even higher. The changing shape of this industry seems to be following the pattern of the recording industry: where there were once 40 to 50 record labels, there are now fewer than 10 major players. The possibility of such a scenario makes it essential to identify those companies with the potential to go the distance, and we believe we have done so: Electronic Arts, the leading sports franchise in this field, and Sierra On-line, another major entertainment software publisher, are among the fund's largest holdings.

Client-server application software is our other major focus. As many major companies have made the transition from large mainframe-based systems to local area network systems, there was a concurrent shift from expensive custom-designed software systems -- which were customized or serviced primarily by the developing firm -- to more versatile off-the- shelf applications that could be tailored by the purchasing firm for a wide variety of business tasks.

Companies able to profit from this trend have demonstrated the potential for outstanding growth over the past few years. Among those we have targeted are Datalogix International, which provides functional solutions targeted for process manufacturing companies; Peoplesoft, which produces software for accounting, finance, and human resources functions for the client-server market; and Baan Company, whose integrated, customizable software combines tools for project management, sales forecasting, component procurement, inventory management, and many other organizational functions.

RESEARCH HELPS SPOTLIGHT EACH SECTOR'S STRENGTHS

Many of the companies in your fund's portfolio are smaller, younger companies not widely followed by Wall Street analysts. Consequently, members of the fund's management team personally research portfolio companies, attending trade shows to gather intelligence on industry trends, and making on-site visits to gain a better perspective of a company's management

TOP 10 HOLDINGS (7/31/95)
--------------------------------------------------------------------
U.S. ROBOTICS CORP.
Modems and networking equipment
--------------------------------------------------------------------
AMERICA ONLINE, INC.
On line computer services
--------------------------------------------------------------------
PEOPLESOFT, INC.
Software
--------------------------------------------------------------------
HBO & CO.
Provides computer systems to health-care industry
--------------------------------------------------------------------
ASCEND COMMUNICATIONS, INC.
Networking equipment
--------------------------------------------------------------------
INFINITY BROADCASTING CORP. (CLASS A)
Owner and operator of radio and television stations
--------------------------------------------------------------------
VENCOR, INC.
Provider of long-term hospital care
--------------------------------------------------------------------
HOSPITALITY FRANCHISE SYSTEM, INC.
Franchising services for low-cost hotel chains
--------------------------------------------------------------------
ALTERNATIVE RESOURCES CORP.
Provides technical support to corporations
--------------------------------------------------------------------
CASCADE COMMUNICATIONS CORP.
Develops wide area networks for corporations
--------------------------------------------------------------------

These holdings represent 19.7% of the fund's net assets. Portfolio holdings will vary over time.


approach. Of course, these visits supplement our in-depth analysis of each company's profitability, competitive position, and long-term growth potential.

This research style has been particularly valuable in the technology sectors, but it is also useful in virtually every industry in which your fund invests -- and that covers a great deal of ground. We try to maintain a very broad level of diversification to help offset the acknowledged volatility of small- and mid-cap stocks.

In the health-care sector, increased price competition has dampened the performance of managed-care provider companies. However, in-depth research has helped us identify companies that have achieved dominant market positions -- and thus, should be able to maintain attractive earnings over time. We believe that one of the many growth areas in this sector is medical devices, and have targeted such companies as Endosonics, with its recently approved balloon catheter and

I-Stat Corp., with its innovative, point-of-care blood testing products. Health-care information software, another attractive opportunity within this sector, is also well represented in the portfolio.

MAINTAINING -- AND BUILDING ON -- THE YEAR'S GAINS

The market and industry strengths we have been able to capitalize on in fiscal 1995 may well remain in place for much of 1996. However, changes in the pace of the economy could affect the demand for PCs and, in turn, technology stock prices. Your fund's portfolio also includes holdings in several industries that are considered countercyclical, that is, industries that are more likely to perform well in the event of an economic slowdown. So, while short-term corrections remain an ever-present possibility, we believe your fund's portfolio is well positioned to maintain -- and build on -- the strength we have seen in fiscal 1995.

This fund invests in small to midsize companies. Such investments increase the risk of price fluctuations. The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/95, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions back into the fund. We show total return in two ways: on a cumulative long-term basis and on average how the fund might have grown each year over varying periods.

Performance should always be considered in light of a fund's investment strategy. Putnam OTC Emerging Growth Fund is designed for investors seeking above-average growth potential through investments in common stocks of small- to medium- sized emerging growth companies.

TOTAL RETURN FOR PERIODS ENDED 7/31/95

                            CLASS A          CLASS B           CLASS M
                         NAV     POP      NAV    CDSC     NAV      POP
----------------------------------------------------------------------
--
1 year                51.32%  42.61%   50.13%  45.13%      --       --
----------------------------------------------------------------------
--
5 years               145.75  131.62       --      --      --       --
Annual average         19.70   18.29       --      --      --       --
----------------------------------------------------------------------
--
10 years              419.05  389.31       --      --      --       --
Annual average         17.90   17.21       --      --      --       --
----------------------------------------------------------------------
--
Life of class B           --      --    54.91   51.91      --       --
Annual average            --      --    23.93   22.75      --       --
----------------------------------------------------------------------
--
Life of class M           --      --       --      --  37.79%   33.00%
----------------------------------------------------------------------
--

TOTAL RETURN FOR PERIODS ENDED 6/30/95
(most recent calendar quarter)

                            CLASS A          CLASS B           CLASS M
                         NAV     POP      NAV    CDSC     NAV      POP
----------------------------------------------------------------------
--
1 year                37.62%  29.66%   36.45%  31.45%      --       --
----------------------------------------------------------------------
--
5 years               109.17   97.22       --      --      --       --
Annual average         15.90   14.55       --      --      --       --
----------------------------------------------------------------------
--
10 years              377.02  349.50       --      --      --       --
Annual average         16.91   16.22       --      --      --       --
----------------------------------------------------------------------
--
Life of class B           --      --    38.00   34.00      --       --
Annual average            --      --    17.86   16.10      --       --
----------------------------------------------------------------------
--
Life of class M           --      --       --      --  22.85%   18.57%
----------------------------------------------------------------------
--

Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Effective 7/15/93, the fund began offering class B shares and on 12/2/94, class M shares. Performance of share classes will differ. Performance data represent past results. Investment returns and principal value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost.

[MOUNTAIN CHART]

GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------------
--
Date             POP            Russell 2000 Index                 CPI
7/31/85       $9,427                       $10,000             $10,000
7/31/86      $12,358                       $11,727             $10,158
7/31/87      $16,267                       $14,526             $10,557
7/31/88      $14,677                       $13,101             $10,993
7/31/89      $18,546                       $15,497             $11,540
7/31/90      $19,911                       $14,687             $12,096
7/31/91      $21,186                       $16,113             $12,635
7/31/92      $23,204                       $18,450             $13,033
7/31/93      $30,846                       $22,777             $13,395
7/31/94      $32,335                       $23,827             $13,766
7/31/95      $48,931                       $29,779             $14,147

Past performance is no assurance of future results. A $10,000 investment in the fundOs class B shares at inception on 7/15/93 would have been valued at $15,491 on 7/31/95 ($15,191 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares at inception on 12/2/94 would have been valued at $13,779 on 7/31/95, based on net asset value, and $13,300 based on public offering price.


TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than Class A shares and no sales charge on redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 7/31/95

                                 STANDARD & POOR'S             RUSSELL
                                        500 INDEX*         2000 INDEX*
----------------------------------------------------------------------
--
1 year                                      26.03%              24.98%
----------------------------------------------------------------------
--
5 years                                      83.26              102.76
Annual average                               12.88               15.18
----------------------------------------------------------------------
--
10 years                                    305.72              197.79
Annual average                               15.03               11.53
----------------------------------------------------------------------
--
Life of class B                              31.86               32.55
Annual average                               14.52               14.81
----------------------------------------------------------------------
--
Life of class M                              26.40               24.27
----------------------------------------------------------------------
--

COMPARATIVE BENCHMARKS

RUSSELL 2000 INDEX is an unmanaged list of common stocks that is frequently used as a measure of the performance of small company stocks.*

STANDARD & POOR'S 500 INDEX is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.*

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.


* The indexes assume reinvestment of all distributions and do not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the indexes.

RELATIVE RISK/REWARD POTENTIAL OF PUTNAM FUNDS

These illustrations provide a simplified guide to the risk/reward potential for funds within each category of the Putnam Family of Funds and are not intended as investment advice. Your investment advisor can help you evaluate your risk tolerance.

These rankings are relative only to Putnam funds and should not be compared to other investments. There is no guarantee that one Putnam fund will be less volatile than another, since each fund has its own investment risks. ThatOs why it is essential to read the fundOs prospectus before investing.

PUTNAM GROWTH FUNDS

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

ASIA PACIFIC GROWTH(1)
OTC EMERGING GROWTH(2)
NEW OPPORTUNITIES(2)
EUROPE GROWTH(1)
OVERSEAS GROWTH(1)
VOYAGER
HEALTH SCIENCES
NATURAL RESOURCES
VISTA
GLOBAL GROWTH(1)
DIVERSIFIED EQUITY(1)
INVESTORS

LOWER RISK
LOWER REWARD POTENTIAL


PUTNAM GROWTH AND INCOME FUNDS

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

PUTNAM GROWTH AND INCOME FUND II
FUND FOR GROWTH AND INCOME
EQUITY INCOME
CONVERTIBLE INCOME-GROWTH
GEORGE PUTNAM
UTILITIES GROWTH AND INCOME
BALANCED RETIREMENT

LOWER RISK
LOWER REWARD POTENTIAL


(1) Foreign investments are subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments.

(2)  This  fund  invests all or a portion of its assets  in  small  to
     medium-sized  companies,  which  increases  the  risk  of   price
     fluctuations.

(3) While U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fundOs government-backed holdings will make timely payments of interest and principal.

PUTNAM INCOME FUNDS

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

HIGH YIELD ADVANTAGE(5)
HIGH YIELD(5)
GLOBAL GOVOT.(1)(5)
PREFERRED INCOME
INCOME
DIVERSIFIED INCOME(1)(3)(5)
FEDERAL INCOME(3)
AMERICAN GOVOT INCOME
U.S. GOVOT INCOME(3)
INTERMEDIATE U.S. GOVOT(3)
ADJUSTABLE RATE U.S. GOVOT(3)
MONEY MARKET(4)

LOWER RISK
LOWER REWARD POTENTIAL

PUTNAM TAX-FREE FUNDS(6)

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

TAX-FREE HIGH YIELD(5)
MUNICIPAL INCOME
SINGLE-STATE TAX-FREE FUNDS*
TAX EXEMPT INCOME
TAX-FREE INSURED(7)
INTERMEDIATE TAX EXEMPT
TAX EXEMPT MONEY MARKET(4)

LOWER RISK
LOWER REWARD POTENTIAL

* State tax-free funds available for Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania. Not available in all states.

LIFESTAGE(SM) FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments. The three portfolios are:

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO

Please call your financial advisor -- or Putnam at 1-800-225-1581 -- to obtain a prospectus for any Putnam fund. The prospectus contains more complete information, including risk considerations, charges, and expenses. Read it carefully before you invest or send money.

 (4) The fund is managed to maintain a steady price of $1.00 per share, although there is no assurance this price can be maintained in the future. An investment in the fund is neither insured nor guaranteed by the U.S. government.

(5) The lower credit ratings of high-yield corporate and municipal bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.

(6) Income may be subject to state and local taxes. Capital gains, if any, are taxable for federal and, in most cases, state purposes.

(7) Bond insurance does not guarantee principal or protect against changes in market price.

REPORT OF INDEPENDENT ACCOUNTANTS
for the fiscal year ended July 31, 1995

TO THE TRUSTEES AND SHAREHOLDERS OF
PUTNAM OTC EMERGING GROWTH FUND

We have audited the accompanying statement of assets and liabilities of Putnam OTC Emerging Growth Fund, including the portfolio of investments owned, as of July 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the "Financial Highlights" for each of the periods indicated therein. These financial statements and "Financial Highlights" are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and "Financial Highlights" based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and "Financial Highlights" are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and "Financial Highlights" referred to above present fairly, in all material respects, the financial position of Putnam OTC Emerging Growth Fund as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the "Financial Highlights" for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                              Coopers & Lybrand L.L.P.
Boston, Massachusetts
September 18, 1995

Portfolio of investments owned
July 31, 1995

COMMON STOCKS (92.3%)*
NUMBER OF SHARES                                                 VALUE

BROADCASTING (6.7%)
----------------------------------------------------------------------
             --
             6,400                      American Radio Systems Corp.+   $    148,800
             118,125              Clear Channel Communications, Inc.+   7,899,609
             317,700                Emmis Broadcasting Corp. Class A+   8,975,025
             120,000                   Evergreen Media Corp. Class A+   3,960,000
             374,550             Infinity Broadcasting Corp. Class A+   13,858,350
             183,300                            LIN Television Corp.+   6,919,575
             154,400                Renaissance Communications Corp.+   5,905,800
             188,000                  SFX Broadcasting, Inc. Class A+   5,170,000
             444,900                              Westwood One, Inc.+   7,007,175
                                                                        -----------
                                                                        59,844,334
BUSINESS SERVICES (3.4%)
----------------------------------------------------------------------
             --
             409,400                     Alternative Resources Corp.+   12,282,000
             96,300                          Corporate Express, Inc.+   2,443,612
             200,000                                     Fiserv Inc.+   5,650,000
             360,600                 Robert Half International, Inc.+   9,961,575
             50,000                      SOS Staffing Services, Inc.+   393,750
                                                                        -----------
                                                                        30,730,937
CABLE TELEVISION (1.2%)
----------------------------------------------------------------------
             --
             354,325             Century Communications Corp. Class A   3,144,634
             300,000                Tele-Communications Inc. Class A+   7,500,000
                                                                        -----------
                                                                        10,644,634
COMPUTER EQUIPMENT (0.1%)
----------------------------------------------------------------------
             --
             25,000                             Oak Technology, Inc.+   1,156,250

COMPUTER SERVICES (7.9%)
----------------------------------------------------------------------
             --
             445,000                             America Online, Inc.   24,530,625
             221,300                              Block (H & R), Inc.   8,298,750
             49,800                         Broadway & Seymour, Inc.+   1,357,050
             86,650                    CMG Information Services, Inc.   2,317,887
             238,300             Cambridge Technology Partners, Inc.+   7,804,325
             337,500                         Computer Horizons Corp.+   6,707,812
             186,500                                 First Data Corp.   10,886,937
             227,200                                    Paychex, Inc.   8,463,200
                                                                        -----------
                                                                        70,366,586
COMPUTER SOFTWARE (14.3%)
----------------------------------------------------------------------
             --
             140,000                              Adobe Systems, Inc.   8,645,000
             146,900                                  Baan Co., N.V.+   4,902,788
             170,200                      Business Objects S.A., ADR+   6,191,025
             140,800                     CBT Group PLC ADR (Ireland)+   6,380,000
             122,300                   Datalogix International, Inc.+   3,072,787
             36,800                    Discreet Logic, Inc. (Canada)+   1,545,600
             293,700                                 Electronic Arts+   10,609,912
             13,300                               HNC Software, Inc.+   322,525

COMMON STOCKS
NUMBER OF SHARES                                                 VALUE

COMPUTER SOFTWARE (continued)
----------------------------------------------------------------------
             --
             1,020,000                       Incontext Systems, Inc.+   $  1,715,790
             158,000                                Inso Corporation+   10,981,000
             82,100                                     Intuit, Inc.+   7,081,125
             96,000                                 Macromedia, Inc.+   4,584,000
             60,000                          Manugistics Group, Inc.+   915,000
             262,500                       Mercury Interactive Corp.+   6,562,500
             75,500                                   Novadigm, Inc.+   1,566,625
             214,800                                PeopleSoft, Inc.+   15,358,200
             86,500             Project Software & Development, Inc.+   2,313,875
             43,200        SAP Aktiengesellschaft 144A ADS (Germany)+   2,311,200
             191,300            Security Dynamics Technologies, Inc.+   7,508,525
             3,100                           Seer Technologies, Inc.+   65,100
             313,240                            Sierra On-Line, Inc.+   11,433,260
             191,100                     Softkey International, Inc.+   8,288,963
             57,300                                   Spyglass, Inc.+   2,549,850
             50,000                             Tivoli Systems, Inc.+   2,212,500
             25,200                            Unison Software, Inc.+   378,000
                                                                        -----------
                                                                        127,495,150
CONSUMER GOODS (0.1%)
----------------------------------------------------------------------
             --
             100,000                    Action Performance Cos. Inc.+   1,075,000

CONSUMER SERVICES (2.1%)
----------------------------------------------------------------------
             --
             290,000                         CUC International, Inc.+   8,736,250
             272,400                               Loewen Group, Inc.   9,636,150
                                                                        -----------
                                                                        18,372,400
ELECTRONICS AND ELECTRICAL EQUIPMENT (0.9%)
----------------------------------------------------------------------
             --
             242,500            Franklin Electronic Publishers, Inc.+   7,638,750

FINANCE (0.2%)
----------------------------------------------------------------------
             --
             124,600                         Financial Federal Corp.+   2,211,650

FINANCIAL SERVICES (1.3%)
----------------------------------------------------------------------
             --
             40,000                         General Acceptance Corp.+   1,180,000
             300,000                                       MBNA Corp.   10,762,500
                                                                        -----------
                                                                        11,942,500
HEALTH CARE SERVICES AND HMOS (7.1%)
----------------------------------------------------------------------
             --
             270,000                  Health Management Assoc., Inc.+   8,673,750
             200,000                              Healthsource, Inc.+   7,275,000
             300,000                          Lincare Holdings, Inc.+   10,425,000
             135,800                        Oxford Health Plans Inc.+   7,010,675
             60,000          Pacificare Health Systems, Inc. Class B+   3,630,000
             155,800                            Rotech Medical Corp.+   4,557,150
             153,000                          Sierra Health Services+   4,054,500
             412,500                                    Vencor, Inc.+   13,354,688
             139,300                                     Vivra, Inc.+   4,144,175
                                                                        -----------
                                                                        63,124,938

COMMON STOCKS
NUMBER OF SHARES                                                 VALUE

HEALTH CARE INFORMATION SERVICES (2.6%)
----------------------------------------------------------------------
             --
             28,800                                     Cerner Corp.+   $  1,774,800
             37,000                             CyCare Systems, Inc.+   1,239,500
             274,300                                        HBO & Co.   15,155,075
             168,300                 Health Management Systems, Inc.+   5,217,300
                                                                        -----------
                                                                        23,386,675
HEALTH CARE SERVICES (3.9%)
----------------------------------------------------------------------
             --
             123,900                  ABR Information Services, Inc.+   2,601,900
             90,000                       American HomePatient, Inc.+   2,632,500
             80,000                American Oncology Resources, Inc.+   2,650,000
             50,300                                APPS Dental, Inc.+   1,043,725
             235,000                          Coram Healthcare Corp.+   3,084,375
             278,500                           Emcare Holdings, Inc.+   5,291,500
             200,000                   Genesis Health Ventures, Inc.+   6,000,000
             144,800                         Health Management, Inc.+   1,972,900
             100,000                                  Omnicare, Inc.+   3,100,000
             169,100                   Renal Treatment Centers, Inc.+   4,354,325
             117,250                                   Ren Corp. USA+   2,242,406

                                                                        34,973,631
HOSPITAL MANAGEMENT (1.8%)
----------------------------------------------------------------------
             --
             200,500                        Community Health Systems+   7,869,625
             360,100                    Horizon/CMS Healthcare Corp.+   8,147,263
             50,000                        Ramsay Managed Care, Inc.+   206,250
                                                                        -----------
                                                                        16,223,138
LODGING (2.5%)
----------------------------------------------------------------------
             --
             300,000               Hospitality Franchise System, Inc.   13,200,000
             296,100                             La Quinta Inns, Inc.   8,327,813
             23,100                            Red Lion Hotels, Inc.+   490,875
                                                                        -----------
                                                                        22,018,688
MEDICAL EQUIPMENT AND SUPPLIES (4.5%)
----------------------------------------------------------------------
             --
             50,000                                ATS Medical, Inc.+   450,000
             29,300                                    Angeion Corp.+   197,775
             110,000                         Boston Scientific Corp.+   4,015,000
             280,000                                Endosonics Corp.+   2,835,000
             165,000                                    I-Stat Corp.+   6,146,250
             228,600                        Idexx Laboratories, Inc.+   7,029,450
             37,600                                    Instent, Inc.+   498,200
             316,000                                  Medisense Inc.+   7,307,500
             213,400                     Shared Medical Systems Corp.   8,882,775
             75,000                                 Spine-Tech, Inc.+   900,000
             30,000                        Target Therapeutics, Inc.+   1,500,000
                                                                        -----------
                                                                        39,761,950

COMMON STOCKS
NUMBER OF SHARES                                                 VALUE

NETWORKING EQUIPMENT (11.6%)
----------------------------------------------------------------------
             --
             200,000                     Ascend Communications, Inc.+   $14,500,000
             230,000                    Cascade Communications Corp.+   11,672,500
             175,000                             Cisco Systems, Inc.+   9,756,250
             800,000                      Gandalf Technologies, Inc.+   8,450,000
             250,000                      Natural Microsystems Corp.+   5,750,000
             50,000                      Pairgain Technologies, Inc.+   1,325,000
             24,800                    Premisys Communications, Inc.+   2,008,800
             180,400                                     Shiva Corp.+   8,726,850
             287,100                             U.S. Robotics Corp.+   41,773,050
                                                                        -----------
                                                                        103,962,450
PHARMACEUTICALS AND BIOTECHNOLOGY (0.3%)
----------------------------------------------------------------------
             --
             114,800                                  Penederm, Inc.+   545,300
             125,600                                 Theratech, Inc.+   1,915,400
                                                                        -----------
                                                                        2,460,700
RECREATION AND GAMING (0.3%)
----------------------------------------------------------------------
             --
             228,650                        Rio Hotel & Casino, Inc.+   3,029,613

RESTAURANTS (2.9%)
----------------------------------------------------------------------
             --
             402,800                                Apple South, Inc.   8,609,850
             185,200              Landry's Seafood Restaurants, Inc.+   3,460,925
             45,500                          Logan's Roadhouse, Inc.+   807,625
             250,500                        Outback Steakhouse, Inc.+   8,736,188
             103,700                  Papa Johns International, Inc.+   4,303,550
                                                                        -----------
                                                                        25,918,138
RETAIL (2.1%)
----------------------------------------------------------------------
             --
             305,000                         Bed Bath & Beyond, Inc.+   9,455,000
             331,500                              Office Depot, Inc.+   9,737,813
                                                                        -----------
                                                                        19,192,813
SEMICONDUCTORS (7.5 %)
----------------------------------------------------------------------
             --
             288,000                             Analog Devices Inc.+   10,440,000
             80,000                                      Atmel Corp.+   5,450,000
             201,600                                    Cognex Corp.+   10,130,400
             249,400                          Credence Systems Corp.+   8,729,000
             95,000               Integrated Process Equipment Corp.+   4,275,000
             175,000                  Maxim Integrated Products Inc.+   10,346,875
             14,800                             OnTrak Systems, Inc.+   432,900
             100,600                                        S3, Inc.+   4,049,150
             119,975                      Silicon Valley Group, Inc.+   5,593,834
             60,000                                     Xilinx, Inc.+   7,192,500
                                                                        -----------
                                                                        66,639,659


COMMON STOCKS
NUMBER OF SHARES                                                 VALUE

TELEPHONE SERVICES (2.9%)
----------------------------------------------------------------------
             --
             211,000                        ALC Communications Corp.+   $11,156,625
             124,000              Century Telephone Enterprises, Inc.   3,534,000
             236,500                         LCI International, Inc.+   8,100,125
             31,500                      MIDCOM Communications, Inc.+   504,000
             125,700               Transaction Network Services Inc.+   2,702,550
                                                                        -----------
                                                                        25,997,300
WIRELESS COMMUNICATIONS (4.1%)
----------------------------------------------------------------------
             --
             65,100            Cellular Communications, Inc. Class A+   3,385,200
             311,375               Centennial Cellular Corp. Class A+   4,982,000
             275,400                            Paging Network, Inc.+   10,878,300
             220,300                   Telephone & Data Systems, Inc.   8,536,625
             330,650                  Vanguard Cellular Systems, Inc.   8,762,225
                                                                        -----------
                                                                        36,544,350
----------------------------------------------------------------------
             --
                              TOTAL COMMON STOCKS (cost $548,233,289)   $824,712,234
----------------------------------------------------------------------
             --
PREFERRED STOCKS (1.1%)* (COST $7,103,089)
NUMBER OF SHARES                                                 VALUE
----------------------------------------------------------------------
             --
             6,500         Sap Ag Systeme Preference Bearer (Germany)   $10,242,139
----------------------------------------------------------------------
             --
CONVERTIBLE PREFERRED STOCKS (0.5%)* (COST $1,983,203)
NUMBER OF SHARES                                                 VALUE
----------------------------------------------------------------------
             --
             86,800      Cellular Communications, Inc. $0.01 cv. pfd.   $  4,513,600
----------------------------------------------------------------------
             --
CONVERTIBLE BONDS AND NOTES (0.2%)*
NUMBER OF SHARES                                                 VALUE
----------------------------------------------------------------------
             --
             500,000               Careline, Inc. cv. sr. sub. notes
             8s, 2001 144A                               $    530,625
             310,000               Summit Health Ltd. cv. sub. notes
             7 1/2s, 2003                                     413,463
             1,100,000                 Theratx Inc. cv. sub. 8s, 2002   1,089,000
----------------------------------------------------------------------
             --
                                   TOTAL CONVERTIBLE BONDS AND NOTES
             (cost $2,023,708)                           $  2,033,088
----------------------------------------------------------------------
             --

WARRANTS (--%)* (COST $--)
NUMBER OF WARRANTS                      EXPIRATION DATE          VALUE
----------------------------------------------------------------------
             --
             33,000                  ATS Medical, Inc.         8/2/97   $     29,313
----------------------------------------------------------------------
             --

SHORT-TERM INVESTMENTS (6.4%)*
PRINCIPAL AMOUNT                                                 VALUE
----------------------------------------------------------------------
             --
             $15,000,000     Federal Home Loan Mortgage Corp. 5.59s,
             October 6, 1995                              $14,846,275
             20,000,000       General Motors Acceptance Corp. 5.90s,
             August 1, 1995                                20,000,000
             15,000,000               Household Finance Corp. 5.67s,
             October 19, 1995                              14,813,362
             7,403,000     Interest in $672,198,000 joint repurchase
             agreement dated July 31, 1995 with Morgan
             (J.P.) & Co., Inc. due August 1, 1995 with
             respect to various U.S. Treasury obligations--
             maturity value of $7,404,193 or an effective
             yield of 5.8%                                  7,404,193
----------------------------------------------------------------------
             --
                                        TOTAL SHORT-TERM INVESTMENTS
             (cost $57,063,830)                           $57,063,830
----------------------------------------------------------------------
             --
                             TOTAL INVESTMENTS (cost $616,407,119)***   $898,594,204
----------------------------------------------------------------------
             --

* Percentages indicated are based on net assets of $893,496,284, which correspond to a net asset value per class A, class B and class M shares of $14.17, $13.92 and $14.11, respectively.

+    Non-income-producing security.

***  The   aggregate   identified  cost  on  a  tax  cost   basis   is
     $619,208,455, resulting in gross unrealized appreciation and depreciation of $285,453,208, and $6,067,459, respectively, or net unrealized appreciation of $279,385,749.

     144A after the name of a security represents those securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     ADR or ADS after the name of a holding stands for American Depository Receipt, or American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995

ASSETS
----------------------------------------------------------------------
             --
Investments in securities, at value
(identified cost $616,407,119) (Note 1)                   $898,594,204
----------------------------------------------------------------------
             --
Cash                                                               182
----------------------------------------------------------------------
             --
Dividends, interest and other receivables                       71,715
----------------------------------------------------------------------
             --
Receivable for shares of the fund sold                       5,414,767
----------------------------------------------------------------------
             --
Receivable for securities sold                               6,092,149
----------------------------------------------------------------------
             --
TOTAL ASSETS                                               910,173,017

LIABILITIES
----------------------------------------------------------------------
             --
Payable for securities purchased                            10,085,060
----------------------------------------------------------------------
             --
Payable for shares of the fund repurchased                   5,280,101
----------------------------------------------------------------------
             --
Payable for compensation of Manager (Note 2)                   474,686
----------------------------------------------------------------------
             --
Payable for compensation of Trustees (Note 2)                      312
----------------------------------------------------------------------
             --
Payable for administrative services (Note 2)                     1,379
----------------------------------------------------------------------
             --
Payable for distribution fees (Note 2)                         272,702
----------------------------------------------------------------------
             --
Payable for investor servicing and custodian fees (Note 2)     345,487
----------------------------------------------------------------------
             --
Other accrued expenses                                         217,006
----------------------------------------------------------------------
             --
TOTAL LIABILITIES                                           16,676,733
----------------------------------------------------------------------
             --
NET ASSETS                                                $893,496,284
----------------------------------------------------------------------
             --
REPRESENTED BY
----------------------------------------------------------------------
             --
Paid-in capital (Notes 1 and 4)                           $547,695,801
----------------------------------------------------------------------
             --
Accumulated net realized gain on investment
transactions (Note 1)                                       63,613,398
----------------------------------------------------------------------
             --
Net unrealized appreciation of investments                 282,187,085
----------------------------------------------------------------------
             --
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                                $893,496,284
----------------------------------------------------------------------
             --
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
             --
Net asset value and redemption price of class A shares
($730,187,839 divided by 51,527,311 shares)                     $14.17
----------------------------------------------------------------------
             --
Offering price per class A share (100/94.25 of $14.17)*         $15.03
----------------------------------------------------------------------
             --
Net asset value and offering price of class B shares
($160,197,014 divided by 11,511,384 shares)**                   $13.92
----------------------------------------------------------------------
             --
Net asset value and redemption price of class M shares
($3,111,431 divided by 220,445 shares)                          $14.11
----------------------------------------------------------------------
             --
Offering price per class M share (100/96.50 of $14.11)*         $14.62
----------------------------------------------------------------------
             --

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Year ended July 31, 1995

INVESTMENT INCOME:
----------------------------------------------------------------------
             --
Dividends (net of foreign tax of $15,216)                   $1,127,522
----------------------------------------------------------------------
             --
Interest                                                     2,095,035
----------------------------------------------------------------------
             --
TOTAL INVESTMENT INCOME                                      3,222,557

EXPENSES:
----------------------------------------------------------------------
             --
Compensation of Manager (Note 2)                             4,264,012
----------------------------------------------------------------------
             --
Investor servicing and custodian fees (Note 2)                 923,969
----------------------------------------------------------------------
             --
Compensation of Trustees (Note 2)                               22,090
----------------------------------------------------------------------
             --
Reports to shareholders                                         74,124
----------------------------------------------------------------------
             --
Auditing                                                        27,438
----------------------------------------------------------------------
             --
Legal                                                           19,031
----------------------------------------------------------------------
             --
Postage                                                        114,970
----------------------------------------------------------------------
             --
Registration fees                                               66,753
----------------------------------------------------------------------
             --
Administrative services (Note 2)                                14,634
----------------------------------------------------------------------
             --
Distribution fees -- class A (Note 2)                        1,354,780
----------------------------------------------------------------------
             --
Distribution fees -- class B (Note 2)                          854,216
----------------------------------------------------------------------
             --
Distribution fees -- class M (Note 2)                            7,794
----------------------------------------------------------------------
             --
Other                                                           29,571
----------------------------------------------------------------------
             --
TOTAL EXPENSES                                               7,773,382
----------------------------------------------------------------------
             --
NET INVESTMENT LOSS                                        (4,550,825)
----------------------------------------------------------------------
             --
Net realized gain on investments (Notes 1 and 3)            75,353,276
----------------------------------------------------------------------
             --
Net realized loss on foreign currency translation (Note 3)       (366)
----------------------------------------------------------------------
             --
Net unrealized appreciation of investments during the year 209,197,569
----------------------------------------------------------------------
             --
NET GAIN ON INVESTMENTS                                    284,550,479
----------------------------------------------------------------------
             --
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $279,999,654
----------------------------------------------------------------------
             --

STATEMENT OF CHANGES IN NET ASSETS

                                                    Year ended July 31
                                        ------------------------------
                                                   1995           1994
----------------------------------------------------------------------
             --
INCREASE IN NET ASSETS
----------------------------------------------------------------------
             --
Operations:
----------------------------------------------------------------------
             --
Net investment loss                        $(4,550,825)   $(4,301,979)
----------------------------------------------------------------------
             --
Net realized gain on investments and
foreign currency translation                 75,352,910     48,499,047
----------------------------------------------------------------------
             --
Net unrealized appreciation (depreciation)
of investments                              209,197,569   (31,492,905)
----------------------------------------------------------------------
             --
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                             279,999,654     12,704,163
----------------------------------------------------------------------
             --
Distributions to shareholders:
----------------------------------------------------------------------
             --
From net realized gain on investments
----------------------------------------------------------------------
             --
 Class A                                   (36,734,356)   (40,874,837)
----------------------------------------------------------------------
             --
 Class B                                    (5,130,340)      (874,297)
----------------------------------------------------------------------
             --
 Class M                                        (2,324)             --
----------------------------------------------------------------------
             --
Increase from capital share transactions
(Note 4)                                    200,542,706    119,011,352
----------------------------------------------------------------------
             --
TOTAL INCREASE IN NET ASSETS                438,675,340     89,966,381
----------------------------------------------------------------------
             --
NET ASSETS
----------------------------------------------------------------------
             --
Beginning of year                           454,820,944    364,854,563
----------------------------------------------------------------------
             --
END OF YEAR (including accumulated net
investment loss of $0 and $0, respectively)$893,496,284   $454,820,944
----------------------------------------------------------------------
             --

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                               FOR THE PERIOD
                             DECEMBER 2, 1994
                                (COMMENCEMENT
                            OF OPERATIONS) TO
                                      JULY 31       YEAR ENDED JULY 31
----------------------------------------------------------------------
             --
                                         1995           1995      1994
----------------------------------------------------------------------
             --
                                     CLASS M             CLASS B
----------------------------------------------------------------------
             --
NET ASSET VALUE, BEGINNING OF PERIOD   $11.10         $10.06    $10.70
----------------------------------------------------------------------
             --
INVESTMENT OPERATIONS
Net investment loss                     (.05)          (.10)     (.07)
Net realized and unrealized gain
(loss) on investments                    3.92           4.82       .63
----------------------------------------------------------------------
             --
TOTAL FROM INVESTMENT OPERATIONS         3.87           4.72       .56
----------------------------------------------------------------------
             --
LESS DISTRIBUTIONS FROM:
Net investment income                      --             --        --
Net realized gain on investments        (.86)          (.86)    (1.20)
----------------------------------------------------------------------
             --
TOTAL DISTRIBUTIONS                     (.86)          (.86)    (1.20)
----------------------------------------------------------------------
             --
NET ASSET VALUE, END OF PERIOD         $14.11         $13.92    $10.06
----------------------------------------------------------------------
             --
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(a)               37.79(b)          50.13      4.15
----------------------------------------------------------------------
             --
Net assets, end of period
(in thousands)                         $3,111       $160,197   $42,115
----------------------------------------------------------------------
             --
RATIO OF EXPENSES TO AVERAGE
NET ASSETS (%)                        1.10(b)           1.90      1.94
----------------------------------------------------------------------
             --
Ratio of net investment income
(loss) to average net assets (%)     (.66)(b)         (1.37)    (1.71)
----------------------------------------------------------------------
             --
Portfolio turnover (%)                 116.10         116.10     76.66
----------------------------------------------------------------------
             --

      FOR THE PERIOD
       JULY 15, 1993
       (COMMENCEMENT
   OF OPERATIONS) TO
             JULY 31                YEAR ENDED JULY 31
----------------------------------------------------------------------
             --
               1993*      1995      1994      1993      1992      1991
----------------------------------------------------------------------
             --
             CLASS B                     CLASS A
----------------------------------------------------------------------
             --

              $10.80    $10.15    $10.72     $9.05     $8.35     $8.20
----------------------------------------------------------------------
             --

               (.01)     (.07)     (.06)     (.06)     (.04)     (.01)

               (.09)      4.95       .69      2.87       .83       .46
----------------------------------------------------------------------
             --
               (.10)      4.88       .63      2.81       .79      .45
----------------------------------------------------------------------
             --

                  --        --        --        --        --        --
                  --     (.86)    (1.20)    (1.14)     (.09)     (.30)
----------------------------------------------------------------------
             --
                  --     (.86)    (1.20)    (1.14)     (.09)     (.30)
----------------------------------------------------------------------
             --
              $10.70    $14.17    $10.15    $10.72     $9.05     $8.35
----------------------------------------------------------------------
             --

            (.92)(b)     51.32      4.83     32.93      9.53      6.40
----------------------------------------------------------------------
             --

                $455  $730,188  $412,706  $364,400  $267,338  $234,055
----------------------------------------------------------------------
             --

              .09(b)      1.14      1.16      1.26      1.39      1.48
----------------------------------------------------------------------
             --

            (.09)(b)     (.62)     (.97)     (.90)     (.59)     (.46)
----------------------------------------------------------------------
             --
              108.20    116.10     76.66    108.20     66.75     54.06
----------------------------------------------------------------------
             --

* Per share investment income for the period ended July 31, 1993 for class B has been determined on the basis of the weighted average number of shares outstanding during the period.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges

(b)  Not annualized.

NOTES TO FINANCIAL STATEMENTS
July 31, 1995

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market.

The fund offers class A, class B and class M shares. The fund commenced its public offering of class M shares on December 2, 1994. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and an ongoing distribution fee that is higher than class A shares and lower than class B shares. Expenses of the fund are borne pro-rata by the shareholders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class) and votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A SECURITY VALUATION Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the last reported bid and asked prices. Short- term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account, along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C REPURCHASE AGREEMENTS The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held, and excise tax on income and capital gains.

F   DISTRIBUTIONS  TO SHAREHOLDERS  Distributions to shareholders  are recorded by the fund on the ex- dividend date. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

For the year ended July 31, 1995, the fund reclassified $4,550,825 to decrease accumulated net investment loss, $4,511,780 to decrease accumulated net realized gain, and $39,045 to decrease paid-in capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund for the month at an annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of any amount over $1.5 billion, subject under current law, to reduction in any year to the extent that expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million, and by the amount of certain brokerage commissions and fees (less expenses) received by the affiliates of Putnam Management on the fund's portfolio transactions.

The fund also reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $1,570 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the year ended July 31, 1995, the fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund's assets are being provided by Putnam Fiduciary Trust Company (PFTC), as subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Investor service and custodian fees reported in the Statement of operations for the year ended July 31, 1995 have been reduced by credits allowed by PFTC. These credits amounted to $467,279 for the year ended July 31, 1995.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended July 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $394,657 from the sale of class A shares and $6,001 for the sale of class M shares. There were $141,913 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares purchased as part of an investment of $1 million or more. For the year ended July 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received $7,188 on class A redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended July 31, 1995, purchases and sales of investment securities other than short-term investments aggregated $837,926,118 and $689,781,514, respectively. There were no purchases or sales of U.S. government obligations during the year. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL SHARES
At July 31, 1995, there was an unlimited number of shares of beneficial interest authorized divided into three classes of shares, class A, class B and class M capital stock. Transactions in capital shares were as follows:

                                                    YEAR ENDED JULY 31
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS A                                          SHARES         AMOUNT
----------------------------------------------------------------------
--
Shares sold                                  62,802,583   $720,693,980

Shares issued in connection with
reinvestment of distributions                 3,374,263     34,451,229
----------------------------------------------------------------------
--
                                             66,176,846    755,145,209
----------------------------------------------------------------------
--
Shares repurchased                         (55,314,256)  (640,833,768)
----------------------------------------------------------------------
--
NET INCREASE                                 10,862,590   $114,311,441
----------------------------------------------------------------------
--
                                                    YEAR ENDED JULY 31
----------------------------------------------------------------------
--
                                                                  1994
----------------------------------------------------------------------
--
CLASS A                                          SHARES         AMOUNT
----------------------------------------------------------------------
--
Shares sold                                  35,574,488   $398,868,016

Shares issued in connection with
reinvestment of distributions                 3,401,323     38,094,733
----------------------------------------------------------------------
--
                                             38,975,811    436,962,749
----------------------------------------------------------------------
--
Shares repurchased                         (32,315,571)  (363,980,902)
----------------------------------------------------------------------
--
NET INCREASE                                  6,660,240    $72,981,847
----------------------------------------------------------------------
--
                                                    YEAR ENDED JULY 31
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS B                                          SHARES         AMOUNT
----------------------------------------------------------------------
--
Shares sold                                  12,005,769   $137,390,437

Shares issued in connection with
reinvestment of distributions                   470,958      4,757,351
----------------------------------------------------------------------
--
                                             12,476,727    142,147,788
----------------------------------------------------------------------
--
Shares repurchased                          (5,152,541)   (58,329,878)
----------------------------------------------------------------------
--
NET INCREASE                                  7,324,186    $83,817,910
----------------------------------------------------------------------
--
                                                    YEAR ENDED JULY 31
----------------------------------------------------------------------
--
                                                                  1994
----------------------------------------------------------------------
--
CLASS B                                          SHARES         AMOUNT
----------------------------------------------------------------------
--
Shares sold                                   5,142,922    $56,801,328

Shares issued in connection with
reinvestment of distributions                    70,735        787,991
----------------------------------------------------------------------
--
                                              5,213,657     57,589,319
----------------------------------------------------------------------
--
Shares repurchased                          (1,068,955)   (11,559,814)
----------------------------------------------------------------------
--
NET INCREASE                                  4,144,702    $46,029,505
----------------------------------------------------------------------
--
                                                        FOR THE PERIOD
                                                      DECEMBER 2, 1994
                                                         (COMMENCEMENT
                                                        OF OPERATIONS)
                                                            TO JULY 31
                                                                  1995
----------------------------------------------------------------------
--
CLASS M                                          SHARES         AMOUNT
----------------------------------------------------------------------
--
Shares sold                                     440,064     $5,188,635

Shares issued in
connection with
reinvestment of
distributions                                       228          2,324
----------------------------------------------------------------------
--
                                                440,292      5,190,959
----------------------------------------------------------------------
--
Shares repurchased                            (219,847)    (2,777,604)
----------------------------------------------------------------------
--
NET INCREASE                                    220,445     $2,413,355
----------------------------------------------------------------------
--

FEDERAL TAX INFORMATION

Pursuant to section 852 of the Internal Revenue Code, the Fund hereby designates $0.857 per share (or if different, the amount necessary to offset net capital gain earned by the Fund) for all share classes as capital gain dividends for its taxable year ended July 1995.

The Form 1099 you receive in January 1996 will show the tax status of all distributions paid to your account in calendar 1995.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

John J. Morgan
Vice President

Daniel L. Miller
Vice President

James L. Callinan
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam OTC Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                             Bulk Rate
                                                          U.S. Postage
                                                                  PAID
                                                                Putnam
                                                           Investments

19844-024/227/673

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.